db–X EXCHANGE–TRADED FUNDS INC.
db X-trackers 2010 Target Date Fund
(formerly, “db-X 2010 Target Date Fund”)
db X-trackers 2020 Target Date Fund
(formerly, “db-X 2020 Target Date Fund”)
db X-trackers 2030 Target Date Fund
(formerly, “db-X 2030 Target Date Fund”)
db X-trackers 2040 Target Date Fund
(formerly, “db-X 2040 Target Date Fund”)
db X-trackers In-Target Date Fund
(formerly, “db-X In-Target Date Fund”)
(each, a “Fund”)

Supplement dated January 31, 2013 to the currently effective Prospectus and Statement of Additional Information dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus and Statement of Additional Information.

The Board of Directors approved changes to the names of each Fund as follows, effective January 31, 2013:

Former Name	New Name
db-X 2010 Target Date Fund	db X-trackers 2010 Target Date Fund
db-X 2020 Target Date Fund	db X-trackers 2020 Target Date Fund
db-X 2030 Target Date Fund	db X-trackers 2030 Target Date Fund
db-X 2040 Target Date Fund	db X-trackers 2040 Target Date Fund
db-X In-Target Date Fund	db X-trackers In-Target Date Fund

In addition, the Funds’ website has changed to www.dbxus.com.

Please Retain This Supplement for Future Reference.

TDXSUP013113